Statement of Income (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Income Statement
Net Revenue from oil and gas activity	$ 31,229	$ 71,802	$ 117,114	$ 281,986
Net revenue from mining equipment manufacturing activities	164,568		359,058
Revenues	195,797	71,802	476,172	281,986
Cost of Goods Sold	184,185	48,670	401,731	133,627
Cost of Revenue	184,185	48,670	401,731	133,627
Gross Profit	11,612	23,132	74,441	148,359
RelatedPartyCosts	85,578	45,000	203,987	135,000
Lease And Rental Expense	8,456	3,956	24,789	11,909
Professional Fees	74,526	36,154	205,461	186,816
General and Administrative Expense	300,437	6,175	753,849	15,092
Other General Expense	17,817	21,825	54,988	117,432
Operating Expenses	486,814	113,110	1,243,074	466,249
Operating Income (Loss)	(475,202)	(89,978)	(1,168,633)	(317,890)
Loss on extinguishment of debt		437,883		437,883
Other Nonoperating Income (Expense)			4,039
Nonoperating Income (Expense)		437,883	4,039	437,883
Interest Expense	56,247	3,291	73,598	28,517
Change in fair value of derivative liabilities	118,618		238,297
Interest and Debt Expense	174,865	3,291	311,895	28,517
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest			(1,476,489)	91,476
Net Income (Loss) Attributable to Parent	(650,067)	344,614	(1,476,489)	91,476
OtherComprehensiveIncomeForeignCurrencyTransactionAndTranslationAdjustmentNetOfTaxPortionAttributableToParent	(287)	(5,774)	(375)	12,508
OtherComprehensiveIncomeLossNetOfTax	$ (650,354)	$ 338,840	$ (1,476,864)	$ 103,984
Earnings Per Share, Basic	$ (0.01)	$ 0.34	$ (0.03)	$ 0.10
Weighted Average Number of Shares Outstanding, Basic	56,327,943	1,006,653	53,496,237	1,059,825
Earnings Per Share, Diluted	$ (0.01)	$ 0.34	$ (0.03)	$ 0.10
Weighted Average Number of Shares Outstanding, Diluted	56,327,943	1,006,653	53,496,237	1,059,825